Supplemental Subsidiary Guarantors	9 Months Ended
Jul. 29, 2011
Supplemental Subsidiary Guarantors [Abstract]
Supplemental Subsidiary Guarantors
18.	Supplemental Subsidiary Guarantors

Note 17, “Subsidiary Guarantors,” to the Condensed Consolidated Financial Statements that appear in our Quarterly Report on Form 10-Q for the period ended July 29, 2011 contained condensed consolidating financial information for Joy Global Inc., on an unconsolidated basis, on a combined basis for the guarantors under our credit agreements and outstanding senior notes, and on a combined basis for non-guarantor subsidiaries, which included all of our foreign subsidiaries and a number of small domestic subsidiaries. The subsidiaries included in the guarantor information appearing in this Note included LeTourneau Technologies Drilling Systems, Inc. (“LDS”), which we expect to sell, and certain immaterial wholly owned subsidiaries of LeTourneau Technologies, Inc. (“LeTourneau”).

We are filing a Form S-3 with the United States Securities and Exchange Commission that lists five of our wholly owned subsidiaries, Joy Technologies Inc., P&H Mining Equipment Inc., N.E.S. Investment Co., Continental Crushing & Conveying Inc. and LeTourneau as guarantors of debt securities. This excludes LDS and other immaterial subsidiaries of LeTourneau that are guarantors under our credit agreements and outstanding senior notes. Accordingly, we are providing supplemental information to reflect condensed consolidated financial information for this revised set of guarantors pursuant to Rule 3-10 of Regulation S-X. This information includes Condensed Consolidating Statements of Income for the three and nine-month periods ended July 29, 2011, Condensed Consolidating Balance Sheets as of July 29, 2011 and a Condensed Consolidating Statement of Cash Flows for the nine months ended July 29, 2011.

Condensed Consolidating Statement of Income
Quarter Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$-	$709,209	$721,649	$(294,506)	$1,136,352

Cost of sales	-	474,322	491,048	(225,744)	739,626

Product development, selling and administrative expenses	24,102	80,189	61,034	-	165,325
Other (income) expense	-	15,975	(20,566)	-	(4,591)
Operating income (loss)	(24,102)	138,723	190,133	(68,762)	235,992

Intercompany items	4,778	(7,054)	(34,681)	36,957	-
Interest income (expense) - net	(8,687)	382	2,273	-	(6,032)
Reorganization items	-	-	-	-	-

Income (loss) from continuing operations
before income taxes and equity	(28,011)	132,051	157,725	(31,805)	229,960

Provision (benefit) for income taxes	(29,103)	56,015	31,243	-	58,155
Equity in income (loss) of subsidiaries	170,713	41,721	-	(212,434)	-

Income from continuing operations	$171,805	$117,757	$126,482	$(244,239)	$171,805

Condensed Consolidating Statement of Income
Nine Months Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$-	$1,942,124	$1,884,478	$(757,989)	$3,068,613

Cost of sales	-	1,303,238	1,296,176	(585,799)	2,013,615

Product development, selling and administrative expenses	49,760	215,114	174,111	-	438,985
Other (income) expense	-	51,059	(58,898)	-	(7,839)
Operating income (loss)	(49,760)	372,713	473,089	(172,190)	623,852

Intercompany items	31,014	(33,920)	(82,808)	85,714	-
Interest income (expense) - net	(23,637)	2,141	7,896	-	(13,600)
Reorganization items	(35)	-	-	-	(35)

Income (loss) from continuing operations
before income taxes and equity	(42,418)	340,934	398,177	(86,476)	610,217

Provision (benefit) for income taxes	(51,481)	136,937	88,752	-	174,208
Equity in income (loss) of subsidiaries	426,946	152,658	-	(579,604)	-

Income from continuing operations	$436,009	$356,655	$309,425	$(666,080)	$436,009

Condensed Consolidating Balance Sheets:
As of July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Eliminations	Consolidated
ASSETS

Current assets	$109,300	$1,127,307	$1,639,273	$(173,697)	$2,702,183
Current assets of discontinued operations	-	103,829	247,750	-	351,579
Property, plant and equipment-net	1,589	280,845	221,950	-	504,384
Intangible assets-net	-	775,576	21,364	-	796,940
Other assets	3,011,794	1,258,620	1,090,203	(5,018,425)	342,192
Non-current assets of discontinued operation	-	192,550	40,530	-	233,080
Total assets	$3,122,683	$3,738,727	$3,261,070	$(5,192,122)	$4,930,358

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities	$41,724	$795,054	$806,328	$(73,754)	$1,569,352
Current liabilities of discontinued operation	-	92,838	107,902	-	200,740
Long-term debt	871,359	1,932	75	-	873,366
Accrued pension costs	310,782	7,911	7,271	-	325,964
Other non-current liabilities	20,447	9,837	52,281	-	82,565
Shareholders' equity	1,878,371	2,831,155	2,287,213	(5,118,368)	1,878,371

Total liabilities and shareholders' equity	$3,122,683	$3,738,727	$3,261,070	$(5,192,122)	$4,930,358

Condensed Consolidating Statement of Cash Flows:
Nine Months Ended July 29, 2011
(In thousands)

	Parent	Subsidiary	Non-Guarantor
	Company	Guarantors	Subsidiaries	Consolidated
Net cash provided by operating activities – continuing operations	$285,682	$28,380	$32,072	$346,134
Net cash used by operating activities – discontinued operations	-	(4,640)	2,196	(2,444)
Net cash provided by operating activities	285,682	23,740	34,268	343,690

Investing Activities:
Investment in IMM	(140,613)	-	-	(140,613)
Acquisition of LeTourneau	(1,041,161)	-	-	(1,041,161)
Other	(1,029)	(43,370)	(28,276)	(72,675)
Net cash used by investing activities – continuing operations	(1,182,803)	(43,370)	(28,276)	(1,254,449)
Net cash used by investing activities – discontinued operations	-	(413)	52	(361)
Net cash used by investing activities	(1,182,803)	(43,783)	(28,224)	(1,254,810)
Share-based payment awards	70,426	-	-	70,426
Changes in short and long-term obligations, net	500,000	2,436	6,425	508,861
Other	(64,305)	-	-	(64,305)
Net cash provided by financing activities – continuing operations	506,121	2,436	6,425	514,982
Net cash provided by financing activities – discontinued operations	-	-	-	-
Net cash provided by financing activities	506,121	2,436	6,425	514,982

Effect of exchange rate changes on cash and cash equivalents	-	-	23,649	23,649
Increase (decrease) in cash and cash equivalents	(391,000)	(17,607)	36,118	(372,489)
Cash and cash equivalents at beginning of period	439,295	16,262	360,024	815,581
Cash and cash equivalents at end of period	$48,295	$(1,345)	$396,1429	$443,092